Capital and other components of equity (Tables)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Summary of Warrants

Changes in the value of equity related to the warrants for the years ended March 31, 2023 and 2022 were as follows:

	March 31, 2023		March 31, 2022
	Weighted average	Number of	Weighted average	Number of
	exercise price	warrants	exercise price	warrants
Warrants outstanding at April 1, 2022 and 2021	$325.34	176,429	$325.34	176,429
Issued	0.08	756,637	0.0035	185,715
Reclassification from liability related to warrants	78.75	497,355	—	—
Exercised	0.0001	(645,526)	0.0035	(185,715)
Warrants outstanding at March 31, 2023 and 2022	$123.11	784,895	$325.34	176,429
Warrants exercisable at March 31, 2023 and 2022	$123.11	784,895	$325.34	176,429

Warrants of the Company classified as equity are composed of the following as at March 31, 2023 and March 31, 2022:

			March 31, 2023			March 31, 2022
	Number	Number		Number	Number
	outstanding	exercisable	Amount	outstanding	exercisable	Amount
Warrants IFF (i)	57,143	57,143	1,630,210	57,143	57,143	1,630,210
Warrants AMI (ii)	119,286	119,286	4,449,680	119,286	119,286	4,449,680
2020 Warrants (iii)	300,926	300,926	19,058	—	—	—
2021 Warrants (iv)	196,429	196,429	18,652	—	—	—
March 2023 Warrants	111,111	111,111	37,723	—	—	—
	784,895	784,895	$6,155,323	176,429	176,429	$6,079,890
(i)

During the year ended March 31, 2020, Neptune granted 57,143 warrants (“Warrants IFF”) with an exercise price of $420.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. No expense was recognized during the twelve-month period ended March 31, 2023 (2022 - $178,917) under the research and development expenses.

(ii)

During the year ended March 31, 2020, Neptune granted 119,286 warrants (“Warrants AMI”) with an exercise price of $280.00 with 85,715 expiring on October 3, 2024 and 33,572 expiring on February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The warrants fully vested in fiscal year ended March 31, 2021 and as such no expense was recognized in relation to those instruments since then.

(iii)

During the year ended March 31, 2021, Neptune issued a total of 300,926 warrants (“2020 Warrants”) with an exercise price of $78.75 expiring on October 22, 2025. The warrants, issued as part of the Private Placement entered into on October 20, 2020, are exercisable beginning anytime on or after April 22, 2021 until October 22, 2025. Initially classified as liability, the 2020 Warrants which had a fair value of $19,058 were reclassified as equity on October 1, 2022 as a result of the change in functional currency. The holders of these warrants will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.

(iv)

On February 19, 2021, the Company issued 196,429 warrants (“2021 Warrants”) with an exercise price of $78.75 expiring on August 19, 2026. The warrants, issued as part of a Registered Direct Offering entered into on February 17, 2021, are exercisable beginning anytime on or after August 19, 2021 until August 19, 2026. Initially classified as liability, the 2021 Warrants which had a fair value of $18,652 were reclassified as equity on October 1, 2022 as a result of the change in functional currency. The holders of these warrants will be entitled to participate in dividends and other distributions of assets by the Company to its holders of common shares as though the holder then held common shares.